SUPPLEMENT TO THE
SPARTAN MARKET INDEX FUND(registered trademark)
A FUND OF FIDELITY COMMONWEALTH TRUST
JUNE 26, 1999
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACT" SECTION ON PAGE 19.

For the fiscal year ended April 30, 1999, FMR paid BT fees of $378,435, and for the period from December 1, 1997 through April 30, 1998, FMR paid BT fees of $112,000.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "DESCRIPTION OF THE TRUST" SECTION ON PAGE 22.

AUDITOR. Deloitte & Touche LLP, 200 Berkeley Street, Boston
Massachusetts, serves as independent accountant for the fund. The auditor examines financial statements for the fund and provides other audit, tax, and related services.